PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.0%
Asset-Backed Securities 9.5%
Canada 0.1%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,107,731
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	295,914
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	372,367
					1,776,012
Cayman Islands 2.7%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.810(c)	07/18/30		5,500	5,414,911
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	3.812(c)	04/30/31		15,000	14,693,314
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	3.730(c)	04/20/31		12,500	12,287,721
Elevation CLO Ltd., Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.792(c)	07/15/29		436	430,829
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	3.858(c)	07/19/28		1,919	1,902,237
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.128(c)	02/20/31		2,000	1,906,668
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.860(c)	07/20/31		2,000	1,962,400
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	4.292(c)	07/15/31		5,750	5,476,271
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.762(c)	10/15/34		15,000	14,478,751
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	4.490(c)	04/17/31		2,000	1,902,109
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.760(c)	04/20/31		5,000	4,889,484

Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.518(c)	02/20/30		8,402	8,263,658

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.471%(c)	05/07/31		5,000	$4,898,088
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.071(c)	05/07/31		6,500	6,003,104
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	4.260(c)	04/20/29		10,000	9,526,829

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.950(c)	07/20/30		420	415,204
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	3.773(c)	04/25/31		4,500	4,393,599
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.890(c)	01/17/31		2,500	2,456,776
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	4.702(c)	07/15/31		8,500	8,173,089
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.802(c)	04/15/30		710	701,317
					110,176,359
Ireland 4.5%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	1.015(c)	04/25/34	EUR	4,000	3,897,209
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	8,000	7,652,034
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,500,583
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	10,000	9,919,508
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	20,000	19,242,644
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	22,620,836

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300%(c)	08/15/30	EUR	9,500	$9,121,326
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	20,000	19,561,418
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000	14,588,700
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	10,907,213

Hayfin Emerald CLO DAC, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500	18,304,615
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	04/25/34	EUR	5,000	4,802,203
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	29,730,329
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,955	2,941,828
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	07/15/31	EUR	7,500	7,233,196
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.488(c)	09/27/75	EUR	1,298	1,265,214
					183,288,856
Luxembourg 0.0%
LSF11 Boson Investments Sarl (Compartment 2), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	1.637(c)	11/25/60	EUR	1,373	1,333,744
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000	04/16/40	EUR	—(r)	4,257
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	3,711	3,724,349
					3,728,606

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United Kingdom 0.2%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	2.093%(c)	03/15/29	GBP	3,700	$4,458,017
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	2.360(c)	03/15/29		3,500	3,432,439
					7,890,456
United States 1.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	4.914(c)	08/25/32		213	210,903
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	08/25/32		130	127,282

Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.859(c)	05/25/33		496	476,601
CHEC Loan Trust, Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.259(c)	07/25/34		430	412,329
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50		2,211	2,118,898
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	2.739(c)	01/25/34		446	415,720
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		5,600	5,030,743
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		1,300	1,183,334
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		1,197	1,468,386
Series 2020-02, Class E, 144A	3.072	02/25/28		1,277	1,255,337
Series 2020-02, Class R, 144A	31.355	02/25/28		567	673,744
Series 2021-01, Class E, 144A	2.365	09/25/28		298	288,866
Series 2021-01, Class F, 144A	4.280	09/25/28		600	568,931
Series 2021-01, Class R, 144A	28.348	09/25/28		1,927	2,267,393
Series 2021-02, Class F, 144A	4.393	12/26/28		600	566,203
Series 2021-03, Class F, 144A	3.694	02/26/29		600	557,088
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		3,430	924,727
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		897	875,253
Series 2019-A, Class R, 144A	0.000	10/25/48		2,347	504,219

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320%	04/21/31	1,100	$998,878
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	2,300	2,251,714
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,495,354

Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	3.114(c)	07/25/34	108	102,938
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,744,649
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.159(c)	04/25/34	947	906,346
Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.459(c)	08/25/35	24	23,457
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.309(c)	09/25/33	76	74,279
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.239(c)	02/25/33	115	112,127
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,807,138
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,558,818

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,267,163
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,101,825
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,226,328
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,129,812
Series 2021-A, Class D, 144A	5.400	03/08/28	500	472,864

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.609(c)	04/25/23	4,290	4,259,386
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32	2,447	2,422,720
Santander Bank NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,217,693
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	785,536

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Santander Consumer Auto Receivables Trust, (cont’d.)
Series 2021-AA, Class R, 144A	0.000%	08/15/28		6	$576,569
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		3,765	3,689,494
Series 2019-D, Class 1PT, 144A	3.045(cc)	01/16/46		3,815	3,721,059
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		5,077	4,894,276

SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050	11/16/48		2,100	1,930,269
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24		849	847,645
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.509(c)	11/29/24		2,232	2,229,308
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		9,330	9,098,091
					76,871,693

Total Asset-Backed Securities (cost $435,754,249)					385,065,726
Bank Loans 1.3%
Germany 0.1%
Speedster Bidco GmbH, Second Lien Term Loan, 3 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000(c)	03/31/28	EUR	3,265	2,956,019
United Kingdom 1.1%
CD&R Firefly Bidco Ltd., Initial Term Loan, SONIA + 8.356%^	9.046(c)	06/19/26	GBP	16,075	17,618,522
Constellation Automotive Group Ltd., Facility B2 Loan, SONIA + 4.750%	5.940(c)	07/28/28	GBP	6,850	7,257,479
EG Group Ltd., Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	23,880	20,623,538
					45,499,539

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455%(c)	11/01/25		1,199	$1,263,946
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786(c)	05/25/26		248	234,563
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26		2,291	460,618
					1,959,127

Total Bank Loans (cost $66,781,281)					50,414,685
Commercial Mortgage-Backed Securities 6.5%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	2,081	1,531,269
Ireland 0.6%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	3.208(c)	05/17/31	GBP	546	606,180
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	5,068	5,823,740
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358(c)	08/17/31	GBP	8,320	9,836,975
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	6,923	7,696,748
					23,963,643
United States 5.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		1,000	934,335
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		1,000	927,103
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,328	3,277,000
Series 2019-BN21, Class A3	2.458	10/17/52		3,691	3,633,416

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,463,617

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.999%(c)	10/15/36	2,805	$2,706,192
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.299(c)	10/15/36	7,416	7,121,662
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	10/15/36	22,142	21,043,954

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52	16,531	15,794,830
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	9,366	9,065,010
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.440(cc)	05/10/47	27,500	198,074
Series 2016-GC37, Class XB, IO	0.691(cc)	04/10/49	33,868	763,496
Series 2016-P04, Class XB, IO	1.315(cc)	07/10/49	9,100	421,114
Series 2017-P08, Class A2	3.109	09/15/50	2,000	1,938,494

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37	4,399	4,260,839
Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	200,315
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36	14,125	13,697,798
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	1,925	1,922,068
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,450,602
Deutsche Bank Commercial Mortgage Trust, Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,460,342
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	468,351
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month LIBOR + 2.667% (Cap N/A, Floor 2.667%)	4.667(c)	11/15/38	23,600	22,409,071
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO	0.752(cc)	10/25/22	14,156	10,061
Series K037, Class X1, IO	0.920(cc)	01/25/24	9,817	106,074
Series K043, Class X1, IO	0.514(cc)	12/25/24	11,671	128,386
Series K049, Class X1, IO	0.570(cc)	07/25/25	38,094	546,716
Series K052, Class X1, IO	0.640(cc)	11/25/25	11,643	204,374

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K053, Class X1, IO	0.879%(cc)	12/25/25	44,175	$1,093,198
Series K054, Class X1, IO	1.159(cc)	01/25/26	29,759	998,248
Series K058, Class X1, IO	0.918(cc)	08/25/26	40,095	1,250,814
Series K090, Class X1, IO	0.706(cc)	02/25/29	22,921	930,014
Series K111, Class X1, IO	1.571(cc)	05/25/30	29,328	2,868,357
Series K113, Class X1, IO	1.387(cc)	06/25/30	119,090	10,351,032
Series K114, Class X1, IO	1.117(cc)	06/25/30	75,346	5,325,577
Series K116, Class X1, IO	1.426(cc)	07/25/30	49,101	4,344,651
Series K121, Class X1, IO	1.024(cc)	10/25/30	126,856	8,307,890
Series KG03, Class X1, IO	1.381(cc)	06/25/30	101,797	8,695,439
Series Q001, Class XA, IO	2.136(cc)	02/25/32	5,914	472,363

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	4.386(c)	08/01/23	17,250	16,947,397
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.712(c)	11/21/35	7,700	7,403,332
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.012(c)	11/21/35	4,454	4,244,177
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472(cc)	04/10/47	30,000	208,074
Series 2014-GC22, Class XB, IO	0.296(cc)	06/10/47	35,000	213,122
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	29,541
Series 2014-GC26, Class XB, IO	0.306(cc)	11/10/47	56,483	398,392

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/17/49	966	953,977
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50	2,987	2,928,358
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	5,000	4,335,406
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	4,573,679
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	2,633,569
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,482,625
Series 2020-HR08, Class XB, IO	0.877(cc)	07/15/53	54,413	3,248,919
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.199(c)	01/15/36	8,475	7,988,638

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
One New York Plaza Trust, (cont’d.)
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.749%(c)	01/15/36		2,975	$2,805,865

UBS Commercial Mortgage Trust, Series 2017-C06, Class A3	3.581	12/15/50		5,000	4,883,816
UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	0.801(cc)	05/10/63		792	35
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.928(cc)	07/15/48		24,000	756,298
Series 2016-LC24, Class XB, IO	0.981(cc)	10/15/49		20,910	740,105
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.849(c)	05/15/31		1,800	1,716,655
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.399(c)	05/15/31		1,700	1,612,748
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	5.499(c)	05/15/31		2,200	2,074,582
					237,970,187

Total Commercial Mortgage-Backed Securities (cost $281,397,957)					263,465,099
Corporate Bonds 44.8%
Australia 0.1%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	296,238
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	4.420	08/14/23	CNH	21,000	3,162,659
					3,458,897
Belgium 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		7,380	7,424,457
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		3,800	4,162,190
					11,586,647

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes(a)	5.375%	10/01/29	GBP	10,321	$11,337,946
Gtd. Notes	6.625	01/16/34	GBP	8,080	9,112,907
Gtd. Notes, EMTN	6.250	12/14/26	GBP	7,944	9,582,298

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	203,062
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	19,385	3,402,340
					33,638,553
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	11,916,721
Canada 1.0%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	35,479
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	47,944
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	54,356
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,620,760
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		3,242	3,177,160
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,335,369
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,774,800
Gtd. Notes, 144A	6.250	09/15/27		2,175	1,954,129
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,323,250
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,152,221
Sr. Unsec’d. Notes	3.750	02/15/52		955	768,497
Sr. Unsec’d. Notes	4.250	04/15/27		3,500	3,491,989

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,150,827
MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		1,225	1,266,699
Methanex Corp., Sr. Unsec’d. Notes(a)	4.250	12/01/24		1,500	1,456,875

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	1.848%(s)	04/11/31	CAD	10,000	$5,787,506
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,557,174
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	507,863
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,298,547
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	4,111,249

Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	2.050	07/10/24	AUD	2,470	1,663,229
					38,535,923
China 1.0%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	10,933,918
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,467,755
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,997	1,994,984
Sr. Sec’d. Notes, Series C	3.955	03/29/23		4,129	4,115,597
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	4,016,278
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	717,795
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,375,358
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,498,018
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	545,100
Gtd. Notes	3.400	05/01/30		725	661,925

State Grid Overseas Investment BVI Ltd., Gtd. Notes, EMTN	0.797	08/05/26	EUR	3,830	3,633,834
					38,960,562
Denmark 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,186,353
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,049,277
					5,235,630

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 2.9%
Altice France SA, Sr. Sec’d. Notes	3.375%	01/15/28	EUR	8,475	$7,190,642
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,523,528
Sr. Unsec’d. Notes, Series 21	0.300	10/13/23	JPY	300,000	2,248,735
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		3,400	3,039,171
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		16,935	14,322,153
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		9,230	8,354,633
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	4,412,141
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	11,746
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	252,298
BPCE SA,
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	746,194
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,192,643
Sr. Unsec’d. Notes, Series 05	0.530(ff)	12/10/26	JPY	500,000	3,672,197
Sub. Notes, Series 01	2.047	01/30/25	JPY	100,000	761,061

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,085,007
Credit Agricole Corporate & Investment Bank SA, Sr. Unsec’d. Notes, EMTN	2.670	02/20/24	NZD	1,400	858,008
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,272,225
Sr. Unsec’d. Notes, EMTN	4.400	07/06/27	AUD	1,200	815,645
Sr. Unsec’d. Notes, Series 04	0.959	06/08/28	JPY	400,000	2,952,951
Sr. Unsec’d. Notes, Series 07	1.248(ff)	06/04/26	JPY	600,000	4,533,539
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	257,161

Iliad Holding SASU, Sr. Sec’d. Notes, 144A(a)	5.125	10/15/26	EUR	6,850	6,756,006
Loxam SAS,
Sr. Sec’d. Notes	2.875	04/15/26	EUR	5,200	4,767,191
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	3,800	3,169,652
Sr. Sub. Notes	5.750	07/15/27	EUR	4,800	4,144,243
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	900	746,023

SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	5,318,570
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	2.889(ff)	06/09/32		1,685	1,360,929
Sr. Unsec’d. Notes, 144A(a)	3.337(ff)	01/21/33		4,915	4,120,536
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		20,885	19,952,856
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		3,130	3,109,758
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	1,625,402

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA, (cont’d.)
Sub. Notes, EMTN	5.000%	05/19/27	AUD	220	$151,651
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	697,181
					118,421,676
Germany 0.7%
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	571,406
Gtd. Notes, MTN	3.800	09/27/27	AUD	900	614,499
Deutsche Bank AG,
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,362,638
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	89,000	12,938,576
Unsec’d. Notes	4.550(s)	11/07/22		1,814	1,792,989

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	424	364,384
Mercedes-Benz International Finance BV, Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	148,192
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	2,400	2,245,326
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	2,000	1,964,647
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	4,022,761

Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	1,000	1,011,666
					29,037,084
Hong Kong 0.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,200	8,563,254
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	567,100
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	427,213
Gtd. Notes, EMTN	3.380	01/18/29	HKD	1,000	123,987

Swire Pacific MTN Financing Ltd., Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	630,451
					10,312,005
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	4,270	4,135,854

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iceland 0.1%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.235%(c)	07/24/26	EUR	5,000	$5,037,224
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	13,640	12,902,175
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,100	2,625,378
					15,527,553
Indonesia 0.3%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27		600	582,750
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,760,062

Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	500,300
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	5,413,844
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,400	2,412,753
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	904,783
					11,574,492
Israel 0.5%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		654	622,935
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	7.875	12/15/26		5,500	6,146,250
Sr. Sec’d. Notes, 144A, GMTN(a)	4.250	08/14/28		1,550	1,532,853
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,668,812
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	11,061,984
					21,032,834
Italy 0.3%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	2,075	2,225,520
Intesa Sanpaolo SpA, Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,094,865

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750%	10/30/25	EUR	1,980	$2,032,774
UniCredit SpA, Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,329,427
					12,682,586
Jamaica 0.2%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		1,100	759,000
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		1,109	928,083
Sr. Sec’d. Notes, 144A	8.750	05/25/24		750	704,203
Sr. Sec’d. Notes, 144A	8.750	05/25/24		7,250	6,782,375
					9,173,661
Japan 0.3%
Central Nippon Expressway Co. Ltd., Sr. Unsec’d. Notes, EMTN	1.873	09/26/24	AUD	3,000	2,005,297
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,149,161
Mizuho Bank Ltd., Certificate of Deposit	1.700	08/07/24	AUD	600	400,957
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.752	07/19/23	AUD	1,042	726,225
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,702,084
Sr. Unsec’d. Notes(a)	2.999	01/22/32		7,475	6,296,618
					13,280,342
Kazakhstan 0.3%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes(a)	6.950	07/10/42		1,800	1,523,358
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	8,500	8,254,649
					9,778,007

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 0.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	4,625	$3,521,045
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	7,342	5,588,960

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	441	366,267
					9,476,272
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,566,232
Mexico 1.1%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		11,850	10,191,000
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	8,175	7,474,301
Gtd. Notes(a)	6.500	01/23/29		500	425,055
Gtd. Notes	9.500	09/15/27		2,000	2,076,250
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	305,662
Gtd. Notes, EMTN(a)	3.750	04/16/26	EUR	5,457	4,824,388
Gtd. Notes, EMTN	4.875	02/21/28	EUR	22,200	18,805,066
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	1.841(c)	02/15/24		1,313	1,312,177
					45,413,899
Netherlands 0.9%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	498,050
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,799,820
Sr. Unsec’d. Notes, Series MPLE, MTN	1.765(s)	04/05/28	CAD	2,600	1,676,973
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	231,478
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	209,953
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,890,156
Sub. Notes, Series 01	1.429	12/19/24	JPY	300,000	2,272,643

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	8,461,876

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
United Group BV,
Sr. Sec’d. Notes	4.875%	07/01/24	EUR	300	$293,408
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,249,604
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	9,235,765

WP/AP Telecom Holdings IV BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,090,181
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	4,763,089
					36,672,996
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,265	2,561,878
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		96	93,612
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.077(s)	06/02/25		747	699,194
					792,806
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,200,800
Poland 0.2%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	496,269
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	563,712
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,660,426
					5,720,407
Portugal 0.8%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	26,900	33,951,936

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Qatar 0.1%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500%	03/09/26	CNH	7,400	$1,068,062
Gtd. Notes, MTN	4.900	02/01/28	AUD	970	687,609
					1,755,671
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	11,325	7,376,687
Sr. Unsec’d. Notes	2.250	11/22/24	EUR	1,570	657,894
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	3,500	1,430,870
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	15,927	7,758,360
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25	EUR	4,000	1,635,280
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27		1,410	592,200
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	2,458,370
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25(d)	CHF	9,450	496,402
Sr. Unsec’d. Notes	2.200	05/23/27(d)	EUR	621	31,735
Sr. Unsec’d. Notes	7.487	03/25/31(d)	GBP	8,121	1,087,873
					23,525,671
Singapore 0.0%
BOC Aviation USA Corp., Gtd. Notes, 144A, MTN(h)	1.625	04/29/24		1,670	1,597,004
South Africa 0.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,283,766
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,411,250

Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		800	796,000
					13,491,016
South Korea 0.5%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,936,288
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	997,438
Korea Expressway Corp.,
Sr. Unsec’d. Notes, EMTN	3.100	06/08/26		600	598,493
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,388,090

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Korea (cont’d.)
Korea Expressway Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.030%	05/11/32	CAD	7,500	$5,570,547

Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	246,289
					21,737,145
Spain 0.6%
Banco Santander SA,
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,484,182
Sub. Notes	2.749	12/03/30		600	478,746

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	9,355,321
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,109	1,156,096
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		428	385,256

Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	9,553,357
					22,412,958
Supranational Bank 1.3%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	922,436
Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,380,159

African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	242,250
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN	0.375	09/09/25	THB	72,000	1,916,675
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	7.264(s)	08/24/31	RUB	300,000	1,008,096
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,097,727
Unsec’d. Notes, GMTN	1.250	07/10/23	PEN	4,500	1,095,410
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	2,601	2,220,310
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	4,056,343
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	9,124,644
Sr. Unsec’d. Notes, EMTN	2.106(s)	05/28/37	CAD	9,350	4,143,211
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	641,726
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	909,213

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
European Investment Bank, (cont’d.)
Sr. Unsec’d. Notes, EMTN	1.500%	11/21/26		500	$456,260
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	1,150	981,683
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	679,184
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	9,350,775
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	28,339
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,197,203
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,103,075
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	0.127(c)	08/11/26		72	66,186
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,465,439
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	1.598(c)	05/31/26		4	3,762
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	257,837
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,119,484
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,006,073

North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		198	197,149
					53,670,649
Switzerland 0.7%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,557,766
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,303,695
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	813,836
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	2,822,531
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	1,930,489
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	520,750

UBS AG, Sr. Unsec’d. Notes	1.200	07/30/25	AUD	1,855	1,194,427
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,625,198
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,505,793
					28,274,485

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	1,100	$220,635
United Arab Emirates 0.8%
ADCB Finance Cayman Ltd., Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,659,334
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	3,212	3,166,490
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	6,825	8,228,370
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,216,643
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	600	375,562
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	7,730	5,508,295
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	2,906,442

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	4,117,073
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,983	2,206,613
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	317,686
					30,702,508
United Kingdom 3.6%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,487,244
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,203,620
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,260,280
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,228,839
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	694,988
Sr. Unsec’d. Notes, Series 01	1.232(ff)	09/25/24	JPY	100,000	754,683
Sub. Notes(a)	4.836	05/09/28		3,780	3,665,239

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	20,847,693
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	5,596,058
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	14,307,334
Constellation Automotive Financing PLC, Sr. Sec’d. Notes(a)	4.875	07/15/27	GBP	2,000	1,948,641
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(a)	7.500	07/08/26	GBP	7,495	8,093,367

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	3,400	$3,807,871
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	124,623
eG Global Finance PLC, Sr. Sec’d. Notes	6.250	10/30/25	EUR	10,653	10,076,360
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,314,889
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132(c)	09/28/24		11,320	10,810,600
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,660,820
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,252,819
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,302,078
Sr. Unsec’d. Notes, Series 02	0.842	09/26/23	JPY	700,000	5,246,063
Sr. Unsec’d. Notes, Series 04	0.575(ff)	09/13/24	JPY	100,000	745,454

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	8,325	8,944,810
Ladbrokes Group Finance PLC, Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,210	1,459,643
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	796,896
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	106,761
Sub. Notes	4.582	12/10/25		2,250	2,221,035

Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	9,800	9,965,257
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	1,873,585
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN(a)	2.500	07/01/24	EUR	750	774,190
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,219,275
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	6,783,473

William Hill Ltd., Gtd. Notes, MTN	4.750	05/01/26	GBP	3,315	4,038,279
					145,612,767
United States 22.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,202,737

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500%	12/17/29	JPY	100,000	$711,459
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	707,651
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	608,420
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,581,662
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		5,000	4,996,615
Gtd. Notes, 144A(a)	3.500	03/15/29		2,975	2,583,376

Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	2,765,637
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		903	715,417
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,094,003
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,375	3,395,556
Sr. Unsec’d. Notes	5.625	05/20/24		3,050	3,090,578

Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		3,550	3,713,596
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		1,170	1,259,809
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	556,490
Gtd. Notes, 144A	9.000	11/01/27		629	763,524
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,781,416

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	5,767,411
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	82,128
Sr. Unsec’d. Notes	3.500	09/15/53		1,511	1,192,552
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,585,071
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,477,936
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	106,558
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,372,837
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		24,396	21,265,662
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		8,150	6,980,280

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32		18,820	$16,365,098
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,323,122
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		25,850	22,832,065
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,409,071
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,404,240
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	4,737,558
Sub. Notes	6.800	03/15/28		377	424,244
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	717,756

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		1,550	978,899
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28		2,590	1,379,175
Gtd. Notes, 144A	5.000	02/15/29		175	88,594
Gtd. Notes, 144A(a)	5.250	01/30/30		5,500	2,832,500
Gtd. Notes, 144A(a)	5.250	02/15/31		2,000	1,025,400
Gtd. Notes, 144A	6.250	02/15/29		400	213,484
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,146,667
Gtd. Notes	6.750	03/15/25		2,075	1,996,806
Gtd. Notes(a)	7.250	10/15/29		1,675	1,523,380
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	11,999,582
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	711,687
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,043,026

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	3,998,997
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	4,750,228
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,514,906
Sr. Unsec’d. Notes(a)	4.125	05/15/29		2,865	2,707,638
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,999,854
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,725,291
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,847,479
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,656,610
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		575	487,236

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,563	2,333,302

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29		2,770	$2,489,215
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31		2,180	1,931,799
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		5,000	4,700,553

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,505,181
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		9,500	8,238,820
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,251,494
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		550	525,464
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		500	499,520

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	7,016,818
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		675	582,353
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,123,790
Gtd. Notes	5.375	03/15/44		3,560	3,432,360
Gtd. Notes, 144A	4.500	12/01/26		6,451	6,526,184
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,062,037
Sr. Sec’d. Notes	3.900	06/01/52		3,365	2,437,538
Sr. Sec’d. Notes	4.800	03/01/50		5,250	4,329,718
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,475,333
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	650,000
Gtd. Notes, 144A	5.875	02/01/29		600	602,809

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	719,845
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	763,148
Gtd. Notes, GMTN	4.100(cc)	06/12/24		8,398	8,525,617
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	17,632,771
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,410,954
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,669,417
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	6,249,097
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	10,209
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	740,088
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,440,240
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	636,894

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes, Series 18BR	2.360%	09/16/25	JPY	300,000	$2,361,636

Corning, Inc., Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	748,766
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,360,383
Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,467,717
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,075	822,405
Gtd. Notes, 144A	4.625	06/01/30		1,175	966,471

DH Europe Finance II Sarl, Gtd. Notes	0.450	03/18/28	EUR	2,200	2,087,664
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27		3,740	349,840
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,442,178
Gtd. Notes	5.300	05/15/49		2,480	2,214,775

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		4,950	4,087,874
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		1,376	1,372,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	125,987
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,069,752
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,578,469
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,016,779
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,300,157

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	227,136
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,336,425
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,540,844
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	4,084,495
Sr. Unsec’d. Notes	5.291	12/08/46		3,000	2,580,343
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		1,000	873,280
Sr. Unsec’d. Notes	4.134	08/04/25		200	195,867
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	1,999,469
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	336,468

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.125%	06/20/24	SGD	2,000	$1,453,507
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.000	04/01/35		2,200	2,057,823
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	1,849,976
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,667,791

General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		2,900	2,718,197
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		1,000	999,730
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	9,615,095
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,018,559
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,492,163
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,335,184
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	142,325
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	198,891
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,141,830
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	761,192
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,433,235
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	74,740
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.598(c)	11/30/24		40	39,000
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.399(c)	06/30/25	EUR	2,227	2,255,029
Sr. Unsec’d. Notes, EMTN	2.500	11/26/22		1,500	1,494,627
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24		9,338	9,361,787
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,721,436

Goldman Sachs International, Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	3,744,810
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	4.426(c)	05/31/25		19,100	18,718,000
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,405,713
Gtd. Notes	5.625	09/01/28		700	725,369
Gtd. Notes	7.500	11/06/33		2,000	2,266,990
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,314,902

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Honeywell International, Inc., Sr. Unsec’d. Notes	0.750%	03/10/32	EUR	3,000	$2,729,831
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	3.875	04/01/24		5,000	4,963,232
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	1.166(c)	09/15/30		800	793,157
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	4,962,371
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,187,691
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	89,630
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,661,564
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		184	186,567
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		2,600	2,510,625

Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,304,909
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,850	3,987,729
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	21,010,636
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.276(c)	10/30/22(oo)		219	218,013
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	5.597(c)	10/01/22(oo)		1,000	981,335
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	11,220,669
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	4,599,840
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		8,945	7,684,980
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	6,587,903
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,062,254
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,520,308

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,719,005
KB Home, Gtd. Notes(a)	6.875	06/15/27		1,650	1,707,534
Kimco Realty Corp., Sr. Unsec’d. Notes	2.250	12/01/31		4,160	3,465,007
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	14,025
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		1,725	1,630,042

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27		75	$67,211
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,652,793
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,044,888
Gtd. Notes, 144A	3.951	10/15/50		90	71,255

LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29		3,000	2,319,546
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		4,355	3,866,946
Gtd. Notes, 144A	5.141	03/15/52		8,795	7,684,607
Gtd. Notes, 144A	5.391	03/15/62		1,270	1,113,760

Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	10,086,427
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	913,086
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,813,769
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	826,842
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	3,379,675
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,920,516
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		550	496,920
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	426,538
Gtd. Notes	1.625	03/07/31	EUR	2,500	2,471,956
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,705,094
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,815,376

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,420,844
Metropolitan Life Global Funding I, Sec’d. Notes, MTN	4.000	07/13/27	AUD	300	205,352
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,052,021
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,444,783
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	11,399,034
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	124,800
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	249,001
Sr. Unsec’d. Notes, EMTN	3.240	12/14/22	EUR	2,200	2,263,238
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	102,360

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, EMTN	7.118%(s)	06/28/27	MXN	27,000	$771,397
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,442,720
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,237,808
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	977,675
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,036,698
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		4,320	3,708,912
Sr. Unsec’d. Notes, MTN(a)	2.943(ff)	01/21/33		2,950	2,633,364
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	504,116
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,982,825

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	1,701,071
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,185,381
Gtd. Notes, 144A	6.000	01/15/27		735	681,264

Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26		1,300	1,284,161
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,479,060
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	38,912
OneMain Finance Corp., Gtd. Notes(a)	4.000	09/15/30		1,800	1,425,418
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,025,861
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30		7,350	6,518,567
Gtd. Notes	4.450	09/01/49		2,000	1,639,439
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	759,083
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,725	1,616,076

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27		1,367	1,206,808
Paramount Global,
Sr. Unsec’d. Notes	4.375	03/15/43		1,089	874,785
Sr. Unsec’d. Notes	5.850	09/01/43		3,769	3,641,546

Pilgrim’s Pride Corp., Gtd. Notes, 144A	4.250	04/15/31		4,550	4,073,232
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		2,500	2,235,612

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Prologis Yen Finance LLC,
Gtd. Notes	0.885%	06/27/36	JPY	200,000	$1,389,876
Gtd. Notes	0.972	09/25/28	JPY	700,000	5,249,719
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	11,036,950
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,463,889

Realty Income Corp., Sr. Unsec’d. Notes(h)	2.200	06/15/28		480	434,817
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	9,127,916
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,525	4,503,203
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,226,877
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	7,711	6,725,038
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		8	7,867
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	651,111
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	2,567,767
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,094,760
Gtd. Notes	7.625	02/15/25		300	320,297

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,964,057
Stellantis Finance US, Inc., Gtd. Notes, 144A(a)	2.691	09/15/31		3,645	2,983,796
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,382,561
Gtd. Notes, 144A	6.000	12/31/30		1,700	1,526,678
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,079,762
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,637,682
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	343,054
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28		3,125	3,045,135
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	2,862,146

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	6.750(c)	09/30/24		15,020	14,283,517

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875%	07/24/37	EUR	450	$467,463
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,455,749
T-Mobile USA, Inc., Sr. Sec’d. Notes	4.375	04/15/40		2,500	2,328,205
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		96	92,683
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25		3,158	3,134,096
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	15,187,605
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	8,625	6,490,001
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,610,307
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	875,610
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	220,197
Gtd. Notes	3.875	02/15/31		391	356,530
Gtd. Notes	4.875	01/15/28		3,115	3,111,196
Gtd. Notes	5.250	01/15/30		2,340	2,366,699

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		8,600	8,651,685
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,355,154
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,312,805
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		7,995	6,792,148
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		495	458,394
Sr. Sec’d. Notes, 144A	4.125	08/15/31		370	341,955
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,573,366
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	935,909
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	588,655
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	3,458,565
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	507,660
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	2,111,593

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40		4,410	$3,221,113
Gtd. Notes	4.000	06/22/50		4,425	3,066,517

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,777,285
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,423,378
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,346,501
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,468,782
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	13,854,518

Warner Media LLC, Gtd. Notes	4.050	12/15/23		11,250	11,228,019
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,831,399
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	981,140
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,956,888
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		3,100	2,696,092
Sr. Unsec’d. Notes	2.800	06/01/31		10,300	8,971,010
Sr. Unsec’d. Notes	3.100	01/15/30		5,600	5,091,365

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000	09/15/25		861	858,936
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	8,316,193
Xerox Corp., Sr. Unsec’d. Notes	4.625	03/15/23		90	89,891
					918,557,891

Total Corporate Bonds (cost $2,151,420,907)					1,807,241,877
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $6,183,690)	0.000(cc)	11/01/43		11,150	5,945,926

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 5.7%
Bermuda 1.3%
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.109%(c)	10/25/28	256	$255,652
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	04/25/29	354	353,150
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.859(c)	07/25/29	835	832,921
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.259(c)	10/25/29	749	748,753
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	3.264(c)	03/25/31	4,118	4,095,840
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	4.464(c)	03/25/31	1,750	1,674,794
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	2.914(c)	09/25/31	1,200	1,115,587
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	4.059(c)	04/25/29	620	613,180
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	3.664(c)	10/25/33	2,710	2,701,698
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	4.214(c)	10/25/33	4,200	4,140,524
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	4.964(c)	04/25/34	3,500	3,259,977
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.909(c)	05/25/29	378	376,612
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/33	9,211	9,104,923
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	3.114(c)	01/25/34	2,855	2,762,394
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	01/25/34	4,790	4,459,714

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Bermuda (cont’d.)

Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809%(c)	07/25/28		186	$185,463
Oaktown Re III Ltd., Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.659(c)	07/25/29		30	30,233
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	3.164(c)	10/25/33		1,820	1,813,555
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	3.564(c)	10/25/33		1,865	1,830,361
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	3.114(c)	04/25/34		2,200	2,143,020
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	4.414(c)	04/25/34		700	649,485
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.659(c)	03/25/28		59	58,872
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.209(c)	01/25/30		491	488,834
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.709(c)	01/25/30		1,800	1,765,511
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	3.164(c)	12/27/33		3,143	3,122,087
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	5.214(c)	11/25/31		5,100	4,852,592
					53,435,732
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	5,547	5,593,400

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom 0.1%
Jupiter Mortgage PLC, Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	2.355%(c)	07/20/60	GBP	4,200	$5,028,801
United States 4.1%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.863(c)	07/27/57		427	422,605
Banc of America Funding Trust, Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	4.335(c)	09/26/45		20	19,969
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	3.364(c)	09/12/26		7,834	7,794,892
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.050(c)	08/29/22		17,771	17,604,732
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	4.359(c)	10/25/39		127	126,932
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.309(c)	01/25/40		539	539,391
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	4.614(c)	10/25/41		1,350	1,211,625
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	3.064(c)	10/25/41		240	229,488

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59		2,243	2,161,675
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	4.814(c)	11/25/41		2,060	1,867,596
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	3.514(c)	11/25/41		1,440	1,328,399

Fannie Mae REMICS, Series 2012-107, Class GI, IO	3.500	09/25/27		2,368	127,082
FHLMC REMICS, Series 4166, Class IO, IO	3.500	02/15/43		4,871	858,017

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	5.514%(c)	11/25/50	595	$574,623
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	4.114(c)	11/25/50	1,942	1,935,931
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	4.109(c)	02/25/50	1,985	1,972,617
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	7.359(c)	06/25/50	650	675,681
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	5.359(c)	03/25/50	149	148,938
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	7.509(c)	09/25/50	1,310	1,319,861
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	5.409(c)	09/25/50	70	69,825
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	4.164(c)	01/25/51	1,835	1,584,530
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	3.314(c)	01/25/51	11,697	11,433,437
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34	3,330	2,976,429
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	3.164(c)	01/25/34	1,593	1,563,654
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	4.914(c)	10/25/41	1,830	1,677,155
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	5.164(c)	11/25/41	2,060	1,893,709
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	4.514(c)	08/25/33	12,300	10,085,988
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	3.764(c)	08/25/33	17,900	16,723,088

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.664%(c)	12/25/33	2,000	$1,659,999
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41	1,570	1,395,434
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41	3,020	2,701,327
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	5.264(c)	12/25/41	1,230	1,054,372
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	3.864(c)	12/25/41	1,800	1,615,837

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	13,861	13,235,575
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882	10/25/59	5,490	5,456,549
Loan Revolving Advance Investment Trust, Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.721(c)	06/30/23	22,700	22,528,477
MRA Issuance Trust, Series 2020-07, Class A2X, 144A	2.362(cc)	09/15/22	12,465	12,459,788
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.009(c)	01/25/48	701	683,641
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22	8,958	8,893,888
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109(c)	02/25/23	1,020	1,007,074
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25	2,300	2,271,726
				163,891,556

Total Residential Mortgage-Backed Securities (cost $238,680,531)				227,949,489

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 28.4%
Albania 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes	3.500%	10/09/25	EUR	1,000	$939,839
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	939,839
					1,879,678
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	366,436
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	969,746
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	2,535,742
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	59,017	91,281
					3,596,769
Austria 0.1%
Republic of Austria Government Bond, Sr. Unsec’d. Notes, 144A	0.750	03/20/51	EUR	100	79,732
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,977,474
					2,057,206
Belgium 0.0%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 93, 144A	0.650	06/22/71	EUR	100	60,013
Brazil 1.0%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		8,405	8,338,263
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		920	916,107
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		30,419	29,949,210
Gov’t. Gtd. Notes, 144A(a)	5.333	02/15/28		423	416,470
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,411
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	219,287
					39,844,748

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375%	09/23/30	EUR	3,167	$2,555,681
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	7,927,784
					10,483,465
Canada 0.3%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	594,515
City of Ottawa Ontario, Unsec’d. Notes	5.050	08/13/30	CAD	2,570	2,244,648
City of Quebec,
Unsec’d. Notes	2.100	07/06/31	CAD	3,000	2,069,809
Unsec’d. Notes	2.250	11/28/29	CAD	2,500	1,811,168

City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	1,000	682,568
Province of Alberta, Sr. Unsec’d. Notes, EMTN	1.403	02/20/29	SEK	2,000	177,791
Province of Quebec Residual Strips, Bonds	2.283(s)	04/01/35	CAD	10,000	4,899,342
					12,479,841
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	2.500	03/01/25	CLP	900,000	885,413
Bonds	5.000	03/01/35	CLP	505,000	485,535
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	828,052
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,736,960
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	239,129
					4,175,089
China 1.7%
China Government Bond,
Bonds, Series INBK	2.850	06/04/27	CNH	6,000	901,271
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	744,890
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	298,368
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	605,765
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	75,507
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	379,144
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	305,403

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	3.600%	06/27/28	CNH	10,500	$1,609,604
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,853,698
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,527,571
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,272,299
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	12,463,515
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,890,393
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,704,333
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	10,500	1,682,824
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	8,135,966
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,062,553
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	1,499,347
Sr. Unsec’d. Notes	1.000	11/12/39	EUR	3,500	2,593,452
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	624,190
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,049,234
					67,279,327
Colombia 1.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,128,575
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	981,750
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,177,166
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	3,245,264
Sr. Unsec’d. Notes(a)	10.375	01/28/33		1,401	1,691,532
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,371,830
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	47,001,810
					58,597,927
Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	185,732
Sr. Unsec’d. Notes	1.500	06/17/31	EUR	5,600	5,127,165
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	3,080,140
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	4,811,364
					13,204,401

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 1.1%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250%	01/21/40	EUR	7,550	$5,581,425
Sr. Unsec’d. Notes, EMTN(a)	2.250	04/16/50	EUR	2,000	1,575,618
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,700	4,718,956
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	9,915,392
Sr. Unsec’d. Notes, EMTN(a)	2.750	05/03/49	EUR	3,000	2,717,253
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	18,267,344
					42,775,988
Denmark 0.1%
Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	500,695
Bonds(k)	4.500	11/15/39	DKK	1,800	362,585
Bonds, Series 10 YR(k)	0.500	11/15/27	DKK	12,110	1,633,335
Bonds, Series 10 YR(k)	0.500	11/15/29	DKK	4,300	569,510
Bonds, Series 30 YR(k)	0.250	11/15/52	DKK	5,000	489,366
					3,555,491
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,793,713
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	493,650
					2,287,363
Estonia 0.0%
Estonia Government International Bond, Sr. Unsec’d. Notes	0.125	06/10/30	EUR	100	84,274
Finland 0.0%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.125	04/15/52	EUR	100	66,425
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,316,349
					1,382,774

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France 0.6%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680%	03/09/29	CAD	28,712	$23,684,043
French Republic Government Bond OAT, Bonds, 144A(k)	0.500	05/25/72	EUR	100	56,902
					23,740,945
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	23,343
Greece 2.4%
Hellenic Republic Government Bond,
Bonds(a)	3.900	01/30/33	EUR	100	111,299
Bonds	4.300	02/24/25	EUR	1	1,076
Bonds	4.300	02/24/29	EUR	1	1,115
Bonds	4.300	02/24/30	EUR	2	2,199
Bonds	4.300	02/24/31	EUR	34	38,008
Bonds	4.300	02/24/32	EUR	60	67,748
Bonds	4.300	02/24/36	EUR	2	2,091
Bonds	4.300	02/24/39	EUR	1	1,015
Bonds, 144A	0.750	06/18/31	EUR	7,308	6,207,631
Bonds, 144A	1.500	06/18/30	EUR	4,000	3,660,820
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	75,646	65,186,150
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,006,633
Sr. Unsec’d. Notes, 144A	3.875	03/12/29	EUR	150	164,317
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,719	11,541,009
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	6,214,644
					98,205,755
Guernsey 0.2%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,800	7,114,554
Hong Kong 0.0%
Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500	01/12/32		610	548,110
Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	333,931
					882,041

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 0.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625%	04/28/32	EUR	4,176	$3,423,267
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,133,344
					4,556,611
Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	2,623,528
India 0.5%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	2.250	01/13/31		4,400	3,572,404
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,616,264
Sr. Unsec’d. Notes, EMTN	3.250	01/15/30		363	326,359
Sr. Unsec’d. Notes, Series 03	0.590	09/05/22	JPY	1,700,000	12,740,439
					19,255,466
Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	9,525,723
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,206,762
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	3,415	2,578,753
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	7,812,364
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	3,244,319
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,600,995
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	1,505	1,560,585
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	5,879,572
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	14,353,449
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	753,562
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,502,437
					57,018,521
Ireland 0.0%
Ireland Government Bond, Sr. Unsec’d. Notes	0.550	04/22/41	EUR	100	81,734

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.2%
Israel Government International Bond,
Sr. Unsec’d. Notes	4.500%	04/03/2120		1,240	$1,162,500
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	5,682,340
					6,844,840
Italy 4.0%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	1,242	1,245,786
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,593	6,495,309
Region of Umbria, Sr. Unsec’d. Notes	0.000(cc)	03/26/31	EUR	981	922,320
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	755,142
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	4,118,374
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes(a)	2.875	10/17/29		3,300	2,888,024
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	211	218,415
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,724,609
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,547,812
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	23,106,182
Sr. Unsec’d. Notes, EMTN(a)	5.345	01/27/48	EUR	2,100	2,676,190
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	95,393,387
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		11,108	11,861,773
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	1.972(c)	05/11/26	EUR	3,000	3,011,266
					162,964,589
Japan 0.6%
Agriculture Forestry & Fisheries Finance Corp., Sr. Sec’d. Notes, Series 12	2.240	03/19/27	JPY	100,000	825,038
Honshu-Shikoku Bridge, Sr. Sec’d. Notes, Series 05	2.230	12/20/24	JPY	200,000	1,577,684
Japan Government Ten Year Bond, Bonds, Series 360(k)	0.100	09/20/30	JPY	100,000	749,451
Japan Government Thirty Year Bond,
Bonds, Series 66(k)	0.400	03/20/50	JPY	450,000	2,802,250

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)
Japan Government Thirty Year Bond, (cont’d.)
Bonds, Series 69(k)	0.700%	12/20/50	JPY	400,000	$2,665,649
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	425,015
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,220,677
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	1,616,567
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	5,045,192
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	2,997,871
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,094,579

Japan Housing Finance Agency, Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	796,213
Japanese Government CPI Linked Bond, Bonds, Series 22	0.100	03/10/27	JPY	225,357	1,790,910
					24,607,096
Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	1,788,587
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	5,700	4,053,584
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	12,615	11,549,855
					17,392,026
Latvia 0.0%
Latvia Government International Bond, Unsec’d. Notes, GMTN	0.000	03/17/31	EUR	100	83,444
Lithuania 0.0%
Lithuania Government Bond, Bonds, Series 07 YR	0.600	06/29/23	EUR	200	203,850
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	0.750	05/06/30	EUR	100	89,417
					293,267
Luxembourg 0.0%
State of the Grand-Duchy of Luxembourg, Sr. Unsec’d. Notes	0.000	09/14/32	EUR	100	87,631
Macedonia 0.0%
North Macedonia Government International Bond, Sr. Unsec’d. Notes	5.625	07/26/23	EUR	1,000	1,029,588

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Malaysia 0.1%
1MDB Global Investments Ltd., Sr. Unsec’d. Notes	4.400%	03/09/23		2,000	$1,919,750
Malaysia Government Bond, Bonds, Series 0220	2.632	04/15/31	MYR	10,000	2,031,255
					3,951,005
Mexico 1.2%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	8,414,940
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	463,142
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,566,937
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	194,483
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	3,878,360
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	739,619
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	733,474
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	335,589
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,633	17,143,601
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	5,263,452
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	500,000	3,741,413
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,961,288
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,066,237
					47,502,535
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	687,872
Netherlands 0.0%
Netherlands Government Bond, Bonds, 144A	0.000	01/15/52	EUR	100	67,620
New Zealand 0.1%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	640,184
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,359,845
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	2,100	977,723
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	1,722,931
					4,700,683

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama 0.3%
Panama Government International Bond, Sr. Unsec’d. Notes	8.125%	04/28/34		10,732	$13,307,680
Peru 1.3%
Peru Government Bond, Sr. Unsec’d. Notes	5.350	08/12/40	PEN	22,000	4,057,692
Peruvian Government International Bond,
Sr. Unsec’d. Notes(a)	1.250	03/11/33	EUR	1,200	909,114
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	36,018	36,531,504
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	9,615,446
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	2,116,376
					53,230,132
Philippines 0.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,029,791
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	659,288
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,648,123
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,067,595
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	787,336
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	6,451,435
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	8,279,903
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	12,253,142
					36,176,613
Poland 0.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	931,927
Portugal 1.2%
Autonomous Region of the Azores, Sr. Unsec’d. Notes	0.603	07/21/26	EUR	1,000	991,317
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	6,945,246
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	23,075	30,871,671
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	4,000	2,793,304

Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	8,032,278
					49,633,816

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.4%
Romania Government Bond,
Bonds, Series 05 YR	3.650%	07/28/25	RON	1,000	$183,007
Bonds, Series 15YR	3.650	09/24/31	RON	2,000	300,017
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,500,039
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,525,154
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	935,176
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,597,613
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	794,836
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	817,512
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,355,587
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	630,388
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	2,745,277
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	990,609
					16,375,215
Russia 0.5%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29(d)	RUB	61,000	215,150
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.650	05/27/36(d)	EUR	5,200	1,913,278
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	23,100	8,971,555
Sr. Unsec’d. Notes	4.250	06/23/27(d)		2,000	780,000
Sr. Unsec’d. Notes	4.375	03/21/29(d)		2,400	912,000
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	2,940,000
Sr. Unsec’d. Notes	5.250	06/23/47(d)		1,000	400,000
Sr. Unsec’d. Notes	5.625	04/04/42		1,200	504,000
Sr. Unsec’d. Notes, 144A	4.875	09/16/23		3,400	1,734,000
					18,369,983
San Marino 0.0%
San Marino Government Bond, Sr. Unsec’d. Notes	3.250	02/24/24	EUR	469	482,444
Saudi Arabia 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	7,811	6,506,334
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	4,952,011
Sr. Unsec’d. Notes, EMTN	0.625	03/03/30	EUR	600	527,378
					11,985,723

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	6,000	$4,631,036
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	20,595	19,083,132
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		13,215	9,746,063
					33,460,231
Singapore 0.0%
Housing & Development Board, Sr. Unsec’d. Notes, MTN	2.320	01/24/28	SGD	500	350,369
Slovakia 0.0%
Slovakia Government Bond, Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	100	78,587
Slovenia 0.0%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	87,479
South Africa 0.1%
Republic of South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	5,410,914
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,729
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	474,714
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	516,516
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	747,445
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	688,589
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,365,558
Sr. Unsec’d. Notes, GMTN	2.600	11/08/23	AUD	919	631,591
					4,427,142
Spain 2.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	579	697,502
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,219,113

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Autonomous Community of Catalonia, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.900%	05/28/30	EUR	3,250	$4,099,299
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	3,017,692

Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	32,000	3,147,822
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	10,600	7,546,993
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	2,112,761
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	7,195,568
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	5,089,533
Spain Government Bond Coupon Strips,
Bonds(k)	0.449(s)	07/30/29	EUR	438	401,995
Bonds(k)	0.246(s)	01/31/32	EUR	3,900	3,287,550
Bonds(k)	0.320(s)	01/31/33	EUR	2,100	1,735,830
Bonds(k)	0.958(s)	01/31/35	EUR	168	129,558
Bonds(k)	1.027(s)	01/31/36	EUR	168	125,333
Bonds(k)	1.078(s)	01/31/37	EUR	168	122,261
Bonds	1.296(s)	07/30/41	EUR	436	278,608
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	3,293,542
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	640,020
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	619,778
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	602,549
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	187,855
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	180,763
Bonds, Series CAC(k)	1.455(s)	07/30/44	EUR	300	177,951
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	173,111
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	168,299
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	164,031
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	159,897
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	155,445
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	145,913
Bonds, Series CAC(k)	1.594(s)	07/30/51	EUR	300	145,951
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	140,563
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	134,798
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	130,997
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	126,375
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	121,168
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	116,743
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	111,008
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	107,828
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	101,125
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	95,892

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.891%(s)	07/30/62	EUR	300	$89,591
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	86,385
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	81,886
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	77,806
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	76,717

Spain Government Bond Principal Strips, Bonds(k)	0.794(s)	07/30/41	EUR	1,700	1,081,834
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	12,217,396
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,090	22,557,585
					84,478,220
Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	54,207
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	61,851

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,297,015
					1,413,073
Thailand 0.0%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,327,611
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	337,507
Turkey 0.1%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	4,755,088
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	939,562
					5,694,650
Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	3,736	681,580
Sr. Unsec’d. Notes	6.750	06/20/26(d)	EUR	31,299	6,157,910

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.375%	09/25/32		3,600	$678,600
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	356,250
Sr. Unsec’d. Notes	7.750	09/01/25		400	72,000
Sr. Unsec’d. Notes	7.750	09/01/26		500	90,000
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	1,770,541
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	294,060
					10,100,941
United Arab Emirates 0.3%
Dubai DOF Sukuk Ltd., Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,277,500
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	3,865,750
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,141,725
					10,284,975
United Kingdom 1.0%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes	0.333	07/22/26	GBP	500	574,223
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	10,311	15,764,773
Unsec’d. Notes	5.625	03/29/30	GBP	5,041	7,436,930

Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,114,117
Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,253,054
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	4,237	5,472,568
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,464	4,673,285
United Kingdom Gilt,
Bonds(k)	1.250	10/22/41	GBP	100	100,084
Bonds(k)	1.250	07/31/51	GBP	100	92,598
Bonds(k)	1.500	07/22/47	GBP	100	100,095
Bonds(k)	1.625	10/22/71	GBP	100	99,666
Bonds(k)	1.750	01/22/49	GBP	100	105,841
Bonds(k)	1.750	07/22/57	GBP	100	105,090
Bonds(k)	2.500	07/22/65	GBP	100	129,504
Bonds(k)	3.250	01/22/44	GBP	100	137,378
Bonds(k)	3.500	07/22/68	GBP	100	164,044
Bonds(k)	3.750	07/22/52	GBP	100	157,040
Bonds(k)	4.000	01/22/60	GBP	100	173,133

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	4.250%	03/07/36	GBP	300	$451,597
Bonds(k)	4.250	09/07/39	GBP	180	276,495
Bonds(k)	4.250	12/07/40	GBP	100	154,865
Bonds(k)	4.250	12/07/46	GBP	30	48,237
Bonds(k)	4.250	12/07/49	GBP	100	165,126
Bonds(k)	4.250	12/07/55	GBP	100	174,754
Bonds(k)	4.500	12/07/42	GBP	100	161,753
Bonds(k)	4.750	12/07/38	GBP	100	162,107
Unsec’d. Notes(k)	0.875	01/31/46	GBP	100	87,632
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	101,006
					39,436,995
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,382,702

Total Sovereign Bonds (cost $1,490,474,605)					1,147,590,413
U.S. Government Agency Obligations 1.0%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	19,307	27,836,062
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	8,000	12,257,537

Total U.S. Government Agency Obligations (cost $48,069,395)					40,093,599
U.S. Treasury Obligations(h) 0.3%
U.S. Treasury Bonds	1.125	08/15/40		2,705	1,918,859
U.S. Treasury Bonds	2.250	05/15/41		545	466,145
U.S. Treasury Notes	1.375	02/15/23		1,825	1,809,958
U.S. Treasury Notes	1.500	11/30/28		55	51,064
U.S. Treasury Notes	1.750	03/15/25		640	622,150
U.S. Treasury Notes	1.875	02/15/32		2,385	2,226,621
U.S. Treasury Notes	2.875	04/30/29		895	903,670
U.S. Treasury Notes	2.875	05/15/32		4,035	4,106,874
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		345	284,423
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		85	66,672
U.S. Treasury Strips Coupon	2.089(s)	11/15/35		800	542,031

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.251%(s)	08/15/40	800	$445,688

Total U.S. Treasury Obligations (cost $14,219,692)				13,444,155

	Shares
Common Stocks 0.3%
Spain 0.0%
Codere New Topco SA^	16,439	—
United States 0.3%
Chesapeake Energy Corp.	135,400	12,750,618
Chesapeake Energy Corp. Backstop Commitment	1,212	114,134
Ferrellgas Partners LP (Class B Stock)	2,731	458,808
		13,323,560

Total Common Stocks (cost $1,669,440)		13,323,560
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 9.176%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $100,000)	4,000	109,320

Total Long-Term Investments (cost $4,734,751,747)		3,954,643,849

Short-Term Investments 2.5%
Affiliated Mutual Fund 2.4%
PGIM Institutional Money Market Fund (cost $98,406,325; includes $98,269,706 of cash collateral for securities on loan)(b)(we)	98,507,467	98,408,960
Options Purchased*~ 0.1%
(cost $1,021,778)		2,120,183

Total Short-Term Investments (cost $99,428,103)		100,529,143

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.5% (cost $4,834,179,850)	$4,055,172,992
Options Written*~ (0.1)%
(premiums received $1,283,236)	(2,720,561)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.4% (cost $4,832,896,614)	4,052,452,431
Liabilities in excess of other assets(z) (0.4)%	(14,450,096)

Net Assets 100.0%	$4,038,002,335

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $53,599,710 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,027,902; cash collateral of $98,269,706 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	304,125	$80,967
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	304,125	2,039,216
Total Options Purchased (cost $1,021,778)									$2,120,183

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)		81,100	$(80,452)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		81,100	(2,617,949)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		36,100	(1,118)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		69,580	(1,943)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	5,000	(8,266)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	5,000	(10,833)
Total Options Written (premiums received $1,283,236)									$(2,720,561)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
524	2 Year U.S. Treasury Notes	Sep. 2022	$110,281,532	$863,346
951	5 Year U.S. Treasury Notes	Sep. 2022	108,153,959	2,175,256
1,589	10 Year U.S. Treasury Notes	Sep. 2022	192,492,461	4,780,109
1,297	20 Year U.S. Treasury Bonds	Sep. 2022	186,768,000	5,590,368
909	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	143,906,062	2,464,371
2,207	Japanese Yen Currency	Sep. 2022	207,637,319	(5,969,207)
				9,904,243
Short Positions:
510	3 Month CME SOFR	Sep. 2022	125,026,500	2,435,317
1,628	5 Year Euro-Bobl	Sep. 2022	212,762,561	(4,972,362)
93	10 Year Canadian Government Bonds	Sep. 2022	9,473,937	(188,225)
1,122	10 Year Euro-Bund	Sep. 2022	180,772,109	(6,312,001)
743	10 Year U.K. Gilt	Sep. 2022	106,932,266	11,806
868	10 Year U.S. Ultra Treasury Notes	Sep. 2022	113,925,000	(2,784,309)
46	30 Year Euro Buxl	Sep. 2022	8,735,257	(567,671)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
473	Euro Currency	Sep. 2022	$60,629,731	$2,959,948
1,192	Euro Schatz Index	Sep. 2022	134,175,664	(857,221)
				(10,274,718)
				$(370,475)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	Bank of America, N.A.	AUD	17,159	$11,667,019	$12,002,938	$335,919	$—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,400,322	20,823	—
British Pound,
Expiring 10/19/22	Deutsche Bank AG	GBP	2,394	2,852,823	2,920,894	68,071	—
Canadian Dollar,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	43,866	33,771,584	34,245,812	474,228	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	2,240,117	2,682,774	2,462,609	—	(220,165)
Chinese Renminbi,
Expiring 08/23/22	Citibank, N.A.	CNH	950,319	138,884,815	140,825,636	1,940,821	—
Expiring 08/23/22	Citibank, N.A.	CNH	118,510	17,445,899	17,561,723	115,824	—
Expiring 08/23/22	Citibank, N.A.	CNH	118,510	17,357,744	17,561,724	203,980	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	116,741	17,121,744	17,299,608	177,864	—
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	20,068	2,992,001	2,973,784	—	(18,217)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	165,000	24,167,936	24,450,970	283,034	—
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	77,863	11,615,050	11,538,371	—	(76,679)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	6,535	978,520	968,376	—	(10,144)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	46,672,031	12,065,412	10,784,811	—	(1,280,601)
Czech Koruna,
Expiring 10/19/22	Citibank, N.A.	CZK	72,053	2,923,260	2,960,176	36,916	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	78,057	$3,159,302	$3,206,857	$47,555	$—
Danish Krone,
Expiring 10/19/22	Barclays Bank PLC	DKK	36,411	4,960,761	5,028,954	68,193	—
Euro,
Expiring 10/19/22	HSBC Bank PLC	EUR	6,634	6,712,071	6,819,643	107,572	—
Hungarian Forint,
Expiring 10/19/22	Citibank, N.A.	HUF	7,248,365	17,788,707	17,960,600	171,893	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	17,504	5,281,378	5,166,455	—	(114,923)
Expiring 09/21/22	Citibank, N.A.	ILS	17,504	5,286,163	5,166,455	—	(119,708)
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	16,239,753	119,026,790	122,593,367	3,566,577	—
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	4,123,522	—	(1,388,478)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,188,323	—	(1,007,677)
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	5,354,001	4,010,870	—	(1,343,131)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	9,849,779	—	(3,031,221)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	12,855,571	—	(2,968,793)
Malaysian Ringgit,
Expiring 09/21/22	Barclays Bank PLC	MYR	61,814	14,077,796	13,878,627	—	(199,169)
Mexican Peso,
Expiring 09/21/22	HSBC Bank PLC	MXN	84,668	4,217,693	4,112,190	—	(105,503)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	5,166,385	588,960	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	16,460,375	1,601,375	—
New Zealand Dollar,
Expiring 10/19/22	Citibank, N.A.	NZD	13,003	7,964,595	8,173,099	208,504	—
Norwegian Krone,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	108,163	10,620,892	11,208,820	587,928	—
Polish Zloty,
Expiring 10/19/22	BNP Paribas S.A.	PLN	47,275	9,829,470	10,055,460	225,990	—
Expiring 10/19/22	HSBC Bank PLC	PLN	44,808	9,383,181	9,530,554	147,373	—
Romanian Leu,
Expiring 10/19/22	Citibank, N.A.	RON	11,029	2,231,761	2,258,105	26,344	—
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	11,708	8,528,471	8,475,888	—	(52,583)
South African Rand,
Expiring 09/21/22	HSBC Bank PLC	ZAR	77,742	4,758,444	4,649,625	—	(108,819)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	HSBC Bank PLC	ZAR	10,000	$634,507	$598,083	$—	$(36,424)
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	72,600,134	58,426,460	55,734,581	—	(2,691,879)
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	3,118	3,194,157	3,295,873	101,716	—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	399,589	11,509,734	10,895,878	—	(613,856)
				$670,702,203	$666,421,693	11,107,460	(15,387,970)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	4,344	$3,034,326	$3,038,718	$—	$(4,392)
British Pound,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	4,495	5,479,633	5,484,424	—	(4,791)
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	236,980	282,327,251	289,154,835	—	(6,827,584)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	2,735	2,134,392	2,135,493	—	(1,101)
Chinese Renminbi,
Expiring 08/23/22	Bank of America, N.A.	CNH	27,077	4,045,645	4,012,490	33,155	—
Expiring 08/23/22	BNP Paribas S.A.	CNH	38,793	5,771,962	5,748,621	23,341	—
Expiring 08/23/22	HSBC Bank PLC	CNH	30,969	4,578,960	4,589,174	—	(10,214)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	30,065	4,474,970	4,455,263	19,707	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	17,979	2,663,388	2,664,241	—	(853)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	30,616	4,561,624	4,536,846	24,778	—
Colombian Peso,
Expiring 09/21/22	BNP Paribas S.A.	COP	32,535,294	7,643,673	7,518,143	125,530	—
Expiring 09/21/22	Citibank, N.A.	COP	12,293,404	2,959,414	2,840,718	118,696	—
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	46,346	46,980,028	47,644,952	—	(664,924)
Expiring 10/19/22	BNP Paribas S.A.	EUR	2,680	2,736,906	2,755,030	—	(18,124)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/22	Deutsche Bank AG	EUR	81,294	$82,412,396	$83,572,210	$—	$(1,159,814)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	8,171	8,377,507	8,399,967	—	(22,460)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	EUR	9,930	10,183,572	10,208,621	—	(25,049)
Expiring 10/19/22	Standard Chartered Bank	EUR	83,746	85,938,325	86,092,574	—	(154,249)
Hong Kong Dollar,
Expiring 08/23/22	HSBC Bank PLC	HKD	49,067	6,260,463	6,256,171	4,292	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	59,216,931	4,096,073	3,987,087	108,986	—
Israeli Shekel,
Expiring 09/21/22	Citibank, N.A.	ILS	6,838	1,986,680	2,018,214	—	(31,534)
Expiring 09/21/22	Goldman Sachs International	ILS	10,739	3,232,770	3,169,671	63,099	—
Japanese Yen,
Expiring 10/19/22	BNP Paribas S.A.	JPY	255,606	1,911,957	1,929,561	—	(17,604)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	500,440	3,767,798	3,777,806	—	(10,008)
Expiring 10/19/22	Standard Chartered Bank	JPY	196,684	1,430,344	1,484,763	—	(54,419)
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	4,935,762	1,590,292	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	903,774	199,120	—
Expiring 10/31/23	Goldman Sachs International	JPY	1,532,531	13,803,651	12,028,001	1,775,650	—
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	2,309,705	20,805,025	18,127,618	2,677,407	—
Malaysian Ringgit,
Expiring 09/21/22	Barclays Bank PLC	MYR	9,847	2,210,020	2,210,808	—	(788)
Mexican Peso,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	21,626,760	—	(1,514,837)
Peruvian Nuevo Sol,
Expiring 09/21/22	BNP Paribas S.A.	PEN	61,356	16,127,311	15,527,263	600,048	—
Singapore Dollar,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	2,896	2,093,977	2,096,302	—	(2,325)
South African Rand,
Expiring 09/21/22	Standard Chartered Bank	ZAR	163,387	10,426,763	9,771,930	654,833	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	4,887,665	$3,769,310	$3,752,223	$17,087	$—
Swedish Krona,
Expiring 10/19/22	BNP Paribas S.A.	SEK	19,018	1,820,938	1,877,816	—	(56,878)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	SEK	22,354	2,199,616	2,207,264	—	(7,648)
Thai Baht,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	THB	72,929	2,009,144	1,988,609	20,535	—
				$691,996,683	$694,529,723	8,056,556	(10,589,596)
						$19,164,016	$(25,977,566)
Cross currency exchange contracts outstanding at July 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	8,947	JPY	599,449	$1,546,058	$—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(601,699)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,599,159)	Morgan Stanley & Co. International PLC
						$1,546,058	$(2,200,858)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,200	$465,513	$945	$464,568	Goldman Sachs International
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,200	(20,413)	945	(21,358)	Goldman Sachs International
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,800	(19,963)	1,418	(21,381)	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	7,200	$522,594	$5,672	$516,922	Goldman Sachs International
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,200	(18,726)	945	(19,671)	Goldman Sachs International
People’s Republic of China (D01)	06/20/27	1.000%(Q)	7,200	(98,168)	5,672	(103,840)	Goldman Sachs International
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,200	935,938	945	934,993	Goldman Sachs International
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,800	23,013	1,418	21,595	Goldman Sachs International
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,600	242,507	2,836	239,671	Goldman Sachs International
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	5,400	32,446	4,254	28,192	Goldman Sachs International
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,200	16,143	945	15,198	Goldman Sachs International
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,800	20,169	1,418	18,751	Goldman Sachs International
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,200	1,142	945	197	Goldman Sachs International
Republic of South Africa (D01)	06/20/27	1.000%(Q)	7,200	594,682	5,672	589,010	Goldman Sachs International
Republic of Turkey (D01)	06/20/27	1.000%(Q)	7,200	1,859,478	5,672	1,853,806	Goldman Sachs International
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,200	982,303	945	981,358	Goldman Sachs International
State of Qatar (D01)	06/20/27	1.000%(Q)	1,200	(20,225)	945	(21,170)	Goldman Sachs International
United Mexican States (D01)	06/20/27	1.000%(Q)	7,200	172,966	5,672	167,294	Goldman Sachs International
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	4,000	1,551,712	9,197	1,542,515	Goldman Sachs International
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	4,000	(68,043)	9,197	(77,240)	Goldman Sachs International
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	6,000	(66,543)	13,795	(80,338)	Goldman Sachs International
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	24,000	1,741,981	55,182	1,686,799	Goldman Sachs International
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	4,000	(62,417)	9,197	(71,614)	Goldman Sachs International
People’s Republic of China (D02)	06/20/27	1.000%(Q)	24,000	(327,225)	55,182	(382,407)	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Argentina (D02)	06/20/27	1.000%(Q)	4,000	$3,119,794	$9,197	$3,110,597	Goldman Sachs International
Republic of Chile (D02)	06/20/27	1.000%(Q)	6,000	76,711	13,795	62,916	Goldman Sachs International
Republic of Colombia (D02)	06/20/27	1.000%(Q)	12,000	808,357	27,591	780,766	Goldman Sachs International
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	18,000	108,154	41,386	66,768	Goldman Sachs International
Republic of Panama (D02)	06/20/27	1.000%(Q)	4,000	53,812	9,197	44,615	Goldman Sachs International
Republic of Peru (D02)	06/20/27	1.000%(Q)	6,000	67,229	13,795	53,434	Goldman Sachs International
Republic of Philippines (D02)	06/20/27	1.000%(Q)	4,000	3,808	9,197	(5,389)	Goldman Sachs International
Republic of South Africa (D02)	06/20/27	1.000%(Q)	24,000	1,982,274	55,182	1,927,092	Goldman Sachs International
Republic of Turkey (D02)	06/20/27	1.000%(Q)	24,000	6,198,262	55,182	6,143,080	Goldman Sachs International
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	4,000	3,274,343	9,197	3,265,146	Goldman Sachs International
State of Qatar (D02)	06/20/27	1.000%(Q)	4,000	(67,416)	9,197	(76,613)	Goldman Sachs International
United Mexican States (D02)	06/20/27	1.000%(Q)	24,000	576,555	55,182	521,373	Goldman Sachs International
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	2,000	775,856	1,209	774,647	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	2,000	(34,022)	1,209	(35,231)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	3,000	(33,271)	1,814	(35,085)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	12,000	870,991	7,256	863,735	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	2,000	(31,209)	1,209	(32,418)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	12,000	(163,612)	7,256	(170,868)	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	06/20/27	1.000%(Q)	2,000	1,559,897	1,209	1,558,688	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	3,000	38,356	1,814	36,542	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	06/20/27	1.000%(Q)	6,000	404,178	3,628	400,550	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	9,000	$54,077	$5,442	$48,635	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	2,000	26,906	1,209	25,697	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	3,000	33,615	1,814	31,801	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	2,000	1,904	1,209	695	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	12,000	991,137	7,256	983,881	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	12,000	3,099,131	7,256	3,091,875	Morgan Stanley & Co. International PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	2,000	1,637,171	1,209	1,635,962	Morgan Stanley & Co. International PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	2,000	(33,708)	1,209	(34,917)	Morgan Stanley & Co. International PLC
United Mexican States (D03)	06/20/27	1.000%(Q)	12,000	288,278	7,256	281,022	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D04)	06/20/27	1.000%(Q)	200	77,586	205	77,381	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	06/20/27	1.000%(Q)	200	(3,402)	205	(3,607)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/27	1.000%(Q)	300	(3,327)	308	(3,635)	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/27	1.000%(Q)	1,200	87,099	1,231	85,868	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	06/20/27	1.000%(Q)	200	(3,121)	205	(3,326)	Barclays Bank PLC
People’s Republic of China (D04)	06/20/27	1.000%(Q)	1,200	(16,361)	1,231	(17,592)	Barclays Bank PLC
Republic of Argentina (D04)	06/20/27	1.000%(Q)	200	155,990	205	155,785	Barclays Bank PLC
Republic of Chile (D04)	06/20/27	1.000%(Q)	300	3,836	308	3,528	Barclays Bank PLC
Republic of Colombia (D04)	06/20/27	1.000%(Q)	600	40,418	615	39,803	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/27	1.000%(Q)	900	5,408	923	4,485	Barclays Bank PLC
Republic of Panama (D04)	06/20/27	1.000%(Q)	200	2,691	205	2,486	Barclays Bank PLC
Republic of Peru (D04)	06/20/27	1.000%(Q)	300	3,362	308	3,054	Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D04)	06/20/27	1.000%(Q)	200	$190	$205	$(15)	Barclays Bank PLC
Republic of South Africa (D04)	06/20/27	1.000%(Q)	1,200	99,114	1,231	97,883	Barclays Bank PLC
Republic of Turkey (D04)	06/20/27	1.000%(Q)	1,200	309,914	1,231	308,683	Barclays Bank PLC
Republic of Ukraine (D04)	06/20/27	1.000%(Q)	200	163,717	205	163,512	Barclays Bank PLC
State of Qatar (D04)	06/20/27	1.000%(Q)	200	(3,371)	205	(3,576)	Barclays Bank PLC
United Mexican States (D04)	06/20/27	1.000%(Q)	1,200	28,828	1,231	27,597	Barclays Bank PLC
				$35,096,993	$577,833	$34,519,160

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D05)	12/20/26	1.000%(Q)	1,000	0.612%	$17,198	$(2,012)	$19,210	Bank of America, N.A.
Federation of Malaysia (D05)	12/20/26	1.000%(Q)	2,000	0.712%	26,025	(4,025)	30,050	Bank of America, N.A.
Federative Republic of Brazil (D05)	12/20/26	1.000%(Q)	6,000	2.511%	(353,142)	(12,074)	(341,068)	Bank of America, N.A.
Kingdom of Saudi Arabia (D05)	12/20/26	1.000%(Q)	1,000	0.643%	15,878	(2,012)	17,890	Bank of America, N.A.
People’s Republic of China (D05)	12/20/26	1.000%(Q)	6,000	0.673%	87,578	(12,074)	99,652	Bank of America, N.A.
Republic of Argentina (D05)	12/20/26	1.000%(Q)	1,000	56.389%	(773,603)	(2,012)	(771,591)	Bank of America, N.A.
Republic of Chile (D05)	12/20/26	1.000%(Q)	1,000	1.213%	(7,545)	(2,012)	(5,533)	Bank of America, N.A.
Republic of Colombia (D05)	12/20/26	1.000%(Q)	2,500	2.399%	(136,157)	(5,031)	(131,126)	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D05)	12/20/26	1.000%(Q)	4,500	1.055%	$(5,005)	$(9,055)	$4,050	Bank of America, N.A.
Republic of Panama (D05)	12/20/26	1.000%(Q)	1,000	1.233%	(8,353)	(2,012)	(6,341)	Bank of America, N.A.
Republic of Peru (D05)	12/20/26	1.000%(Q)	1,000	1.187%	(6,508)	(2,012)	(4,496)	Bank of America, N.A.
Republic of Philippines (D05)	12/20/26	1.000%(Q)	1,000	0.952%	3,098	(2,012)	5,110	Bank of America, N.A.
Republic of South Africa (D05)	12/20/26	1.000%(Q)	5,500	2.822%	(386,101)	(11,068)	(375,033)	Bank of America, N.A.
Republic of Turkey (D05)	12/20/26	1.000%(Q)	6,000	8.306%	(1,444,431)	(12,074)	(1,432,357)	Bank of America, N.A.
Republic of Ukraine (D05)	12/20/26	1.000%(Q)	1,000	292.634%	(817,973)	(2,012)	(815,961)	Bank of America, N.A.
Russian Federation (D05)	12/20/26	1.000%(Q)	3,000	*	(1,957,729)	(6,037)	(1,951,692)	Bank of America, N.A.
State of Qatar (D05)	12/20/26	1.000%(Q)	1,000	0.618%	16,944	(2,012)	18,956	Bank of America, N.A.
United Mexican States (D05)	12/20/26	1.000%(Q)	5,500	1.458%	(96,018)	(11,068)	(84,950)	Bank of America, N.A.
					$(5,825,844)	$(100,614)	$(5,725,230)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.36.V1 (D05)	12/20/26	1.000%(Q)	50,000	$6,053,311	$54,765	$5,998,546	Bank of America, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	60,000	3.250%	$(5,584,368)	$(109,668)	$(5,474,700)	Goldman Sachs International
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	200,000	3.250%	(18,614,559)	(654,609)	(17,959,950)	Goldman Sachs International
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	100,000	3.250%	(9,307,280)	(139,624)	(9,167,656)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D04)	06/20/27	1.000%(Q)	10,000	3.250%	(930,728)	(22,727)	(908,001)	Barclays Bank PLC
					$(34,436,935)	$(926,628)	$(33,510,307)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	08/14/22	0.500%(M)	19,022	0.500%	$16,371	$(1,849)	$18,220	Goldman Sachs International
GS_21-PJA	08/14/22	0.250%(M)	36,664	*	15,777	(1,782)	17,559	Goldman Sachs International
					$32,148	$(3,631)	$35,779

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q)	9,540	$108,668	$(22,465)	$(131,133)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	$37,279		$5,566		$31,713		Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	129,728		163,849		(34,121)		Deutsche Bank AG
Gazprom PAO	09/20/22	1.000%(Q)		8,000	1,030,192		739,394		290,798		Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)		11,080	4,619,740		3,903,019		716,721		Barclays Bank PLC
Gazprom PAO	12/20/23	1.000%(Q)		1,410	762,512		380,657		381,855		Citibank, N.A.
Gazprom PAO	06/20/24	1.000%(Q)		723	411,585		273,373		138,212		HSBC Bank PLC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	1,239,945		13,817		1,226,128		Barclays Bank PLC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	1,208,687		910,228		298,459		Goldman Sachs International
Gazprom PAO	06/20/26	1.000%(Q)		4,400	2,693,877		2,395,243		298,634		HSBC Bank PLC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	5,421,809		4,799,876		621,933		HSBC Bank PLC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	626,799		387,425		239,374		HSBC Bank PLC
Gazprom PAO	06/20/27	1.000%(Q)		600	376,079		386,197		(10,118)		JPMorgan Chase Bank, N.A.
Gazprom PAO	12/20/27	1.000%(Q)		3,300	2,072,681		1,740,075		332,606		JPMorgan Chase Bank, N.A.
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		5,000	(19,257)		33,778		(53,035)		Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)		875	(11,580)		23,481		(35,061)		Morgan Stanley & Co. International PLC
Republic of South Africa	06/20/26	1.000%(Q)		1,000	57,199		30,878		26,321		Goldman Sachs International
Russian Federation	12/20/23	1.000%(Q)		5,000	3,262,882		1,622,290		1,640,592		Morgan Stanley & Co. International PLC
Russian Federation	09/20/24	1.000%(Q)		686	447,667		347,524		100,143		HSBC Bank PLC
Russian Federation	06/20/25	1.000%(Q)		79	51,553		41,702		9,851		HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)		20,621	13,456,638		11,988,535		1,468,103		HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)		2,000	1,305,153		642,134		663,019		Goldman Sachs International
Russian Federation	12/20/26	1.000%(Q)		1,200	783,091		422,445		360,646		Barclays Bank PLC
Russian Federation	12/20/26	1.000%(Q)		451	294,545		268,878		25,667		HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)		5,000	3,262,882		3,501,751		(238,869)		Barclays Bank PLC
Russian Federation	06/20/27	1.000%(Q)		3,600	2,349,274		2,521,260		(171,986)		Citibank, N.A.
Russian Federation	06/20/27	1.000%(Q)		1,000	652,576		695,618		(43,042)		Barclays Bank PLC
Russian Federation	06/20/27	1.000%(Q)		400	261,031		226,154		34,877		Barclays Bank PLC
Russian Federation	12/20/28	1.000%(Q)		15,000	9,788,645		8,611,113		1,177,532		Morgan Stanley & Co. International PLC
Russian Federation	06/20/29	1.000%(Q)		1,000	652,576		580,019		72,557		Morgan Stanley & Co. International PLC
Russian Federation	06/20/30	1.000%(Q)		4,500	2,936,593		2,955,188		(18,595)		HSBC Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	12/20/31	1.000%(Q)	24,500	$15,988,121		$16,214,421		$(226,300)		HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	4,315	2,815,867		1,901,687		914,180		HSBC Bank PLC
Safeway, Inc.	03/20/23	5.000%(Q)	5,000	(169,248)		(136,880)		(32,368)		BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q)	800	4,859		12,834		(7,975)		Barclays Bank PLC
				$78,801,980		$68,603,529		$10,198,451

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.685%	$41,516	$38,155	$3,361	Bank of America, N.A.
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	1.055%	(3,593)	27,485	(31,078)	Citibank, N.A.
BNP Paribas S.A.	06/20/23	1.000%(Q)	EUR	5,000	0.319%	37,308	49,765	(12,457)	Barclays Bank PLC
Comision Federal de Electricidad	12/20/22	1.000%(Q)		3,925	1.300%	(182)	7,657	(7,839)	Citibank, N.A.
DP World PLC	12/20/24	1.000%(Q)		2,000	0.998%	2,356	4,490	(2,134)	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	8,470	0.437%	29,546	33,553	(4,007)	Goldman Sachs International
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	1.023%	612	1,805	(1,193)	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	4.643%	(141,506)	(160,793)	19,287	Deutsche Bank AG
Federation of Malaysia	12/20/24	1.000%(Q)		1,000	0.403%	15,061	8,229	6,832	Citibank, N.A.
Gazprom PAO	12/20/26	1.000%(Q)		8,600	49.437%	(5,330,576)	(4,751,438)	(579,138)	HSBC Bank PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)		2,960	*	10,753	(44,741)	55,494	Citibank, N.A.
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	56,622	(31,701)	88,323	Deutsche Bank AG

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Halliburton Co.	12/20/26	1.000%(Q)		4,240	1.056%	$(4,679)	$35,680	$(40,359)	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		500	0.499%	1,562	(5,025)	6,587	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		300	0.620%	1,353	(6,026)	7,379	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.905%	2,894	(76,842)	79,736	Barclays Bank PLC
Hellenic Republic	06/20/29	1.000%(Q)		5,400	2.103%	(343,484)	(50,385)	(293,099)	Barclays Bank PLC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	1.734%	(244,306)	15,579	(259,885)	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		6,000	2.278%	(561,547)	(167,665)	(393,882)	Citibank, N.A.
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		1,000	0.965%	1,967	6,141	(4,174)	Barclays Bank PLC
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.306%	588,289	616,549	(28,260)	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		42,665	0.160%	367,167	93,220	273,947	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q)		700	0.211%	11,061	(9,025)	20,086	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q)		9,940	0.374%	185,037	(55,243)	240,280	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		7,500	0.374%	139,615	(51,603)	191,218	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		1,645	0.374%	30,622	12,454	18,168	Barclays Bank PLC
People’s Republic of China	12/20/24	1.000%(Q)		1,000	0.430%	14,413	10,103	4,310	Citibank, N.A.
Republic of Colombia	06/20/23	1.000%(Q)		5,000	1.055%	3,270	(2,249)	5,519	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)		1,000	2.399%	(54,463)	(51,222)	(3,241)	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.667%	$46,972	$26,193	$20,779	JPMorgan Chase Bank, N.A.
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.253%	262	8,253	(7,991)	Bank of America, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	0.300%	102,184	(17,708)	119,892	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	6,800	0.693%	65,784	(181,267)	247,051	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	6,100	0.693%	59,011	(103,151)	162,162	Morgan Stanley & Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q)	2,365	0.693%	22,880	(62,957)	85,837	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	2,155	0.693%	20,847	(55,721)	76,568	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.167%	71,842	2,863	68,979	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.182%	108,903	41,648	67,255	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	18,300	0.629%	81,021	(212,377)	293,398	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.629%	17,709	—	17,709	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.962%	10,973	(117,682)	128,655	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q)	900	0.449%	10,199	(18,073)	28,272	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	4,200	1.426%	(59,673)	(127,657)	67,984	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	1.663%	(36,256)	—	(36,256)	Citibank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Panama	12/20/26	1.000%(Q)	4,200	1.233%	$(34,968)	$10,616	$(45,584)	Citibank, N.A.
Republic of Poland	06/20/24	1.000%(Q)	6,615	1.053%	1,129	9,709	(8,580)	BNP Paribas S.A.
Republic of Serbia	12/20/25	5.000%(Q)	4,500	2.689%	350,561	599,291	(248,730)	Citibank, N.A.
Republic of Serbia	12/20/25	1.000%(Q)	1,000	2.689%	(51,529)	(987)	(50,542)	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.321%	12,364	(24,780)	37,144	HSBC Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.621%	(21,717)	(25,267)	3,550	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q)	3,000	1.878%	(32,349)	(47,571)	15,222	Bank of America, N.A.
Republic of South Africa	06/20/31	1.000%(Q)	3,000	3.562%	(517,360)	(338,940)	(178,420)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/23	5.000%(Q)	1,400	560.676%	(1,120,510)	27,792	(1,148,302)	Deutsche Bank AG
Republic of Ukraine	12/20/23	5.000%(Q)	1,000	560.676%	(800,364)	10,807	(811,171)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	2,100	421.755%	(1,686,339)	79,560	(1,765,899)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	7,205	377.938%	(5,783,615)	(46,510)	(5,737,105)	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	1,000	377.938%	(802,722)	(24,005)	(778,717)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	7,390	343.316%	(5,930,286)	(104,511)	(5,825,775)	Barclays Bank PLC
Republic of Ukraine	12/20/25	1.000%(Q)	5,000	343.316%	(4,083,483)	(435,331)	(3,648,152)	Morgan Stanley & Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	343.316%	(1,633,393)	(176,880)	(1,456,513)	Morgan Stanley & Co. International PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/25	1.000%(Q)	2,000	343.316%	$(1,633,393)	$(179,500)	$(1,453,893)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/24	1.000%(Q)	686	*	(447,667)	(341,156)	(106,511)	HSBC Bank PLC
Russian Federation	12/20/24	1.000%(Q)	79	*	(51,553)	(40,766)	(10,787)	HSBC Bank PLC
Russian Federation	03/20/25	1.000%(Q)	20,621	*	(13,456,638)	(11,682,104)	(1,774,534)	HSBC Bank PLC
Russian Federation	06/20/26	1.000%(Q)	451	*	(294,545)	(267,035)	(27,510)	HSBC Bank PLC
Russian Federation	12/20/26	1.000%(Q)	2,000	*	(1,305,153)	(694,932)	(610,221)	Goldman Sachs International
Russian Federation	06/20/27	1.000%(Q)	5,000	*	(3,262,882)	(3,525,411)	262,529	Morgan Stanley & Co. International PLC
Russian Federation	06/20/27	1.000%(Q)	3,600	*	(2,349,275)	(2,538,296)	189,021	Morgan Stanley & Co. International PLC
Russian Federation	12/20/29	1.000%(Q)	4,500	*	(2,936,594)	(2,956,274)	19,680	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	24,500	*	(15,988,121)	(16,194,336)	206,215	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	4,315	*	(2,815,867)	(1,902,518)	(913,349)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	15,000	*	(9,788,646)	(8,920,090)	(868,556)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/31	1.000%(Q)	1,000	*	(652,577)	(597,347)	(55,230)	Morgan Stanley & Co. International PLC
State of Illinois	12/20/22	1.000%(Q)	2,725	0.492%	8,573	(11,214)	19,787	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	2,800	0.748%	19,272	(80,402)	99,674	Goldman Sachs International

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Illinois	06/20/28	1.000%(Q)		1,000	1.340%	$(15,800)	$(73,187)	$57,387	Citibank, N.A.
State of Israel	09/20/22	1.000%(Q)		3,000	0.112%	7,317	3,766	3,551	HSBC Bank PLC
State of Qatar	12/20/26	1.000%(Q)		4,000	0.618%	67,884	96,966	(29,082)	Citibank, N.A.
Teck Resources Ltd.	06/20/26	5.000%(Q)		14,000	1.993%	1,578,507	2,044,081	(465,574)	Barclays Bank PLC
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.965%	17,513	81,070	(63,557)	Bank of America, N.A.
United Mexican States	12/20/26	1.000%(Q)		4,000	1.458%	(69,831)	4,151	(73,982)	Goldman Sachs International
Verizon Communications, Inc.	06/20/26	1.000%(Q)		9,960	1.000%	11,487	162,465	(150,978)	Goldman Sachs International
						$(80,113,224)	$(53,419,805)	$(26,693,419)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at July 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)		290,000	$(1,291,514)		$(2,885,933)		$(1,594,419)
iTraxx.EUR.37.V1	06/20/27	1.000%(Q)	EUR	185,640	520,971		(201,724)		(722,695)
					$(770,543)		$(3,087,657)		$(2,317,114)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)	Standard Chartered Bank	01/10/27	$(99,363)	$—	$(99,363)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	75,066	—	75,066
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)	Morgan Stanley & Co. International PLC	08/12/24	112,968	—	112,968
							$88,671	$—	$88,671

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$754,998	$754,998
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,535,581)	(1,535,581)
					$—	$(780,583)	$(780,583)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	$(6,911)	$46,623	$53,534
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	62,365	62,365
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	119,496	(342,572)	(462,068)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)	—	(1,094,212)	(1,094,212)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	92,030	(2,386,254)	(2,478,284)
CAD	25,000	05/01/25	0.758%(S)	3 Month CDOR(2)(S)	(66)	(1,314,477)	(1,314,411)
CAD	10,595	12/03/37	2.750%(S)	3 Month CDOR(1)(S)	927,992	540,855	(387,137)
CAD	5,000	12/03/48	2.800%(S)	3 Month CDOR(2)(S)	585,864	(317,750)	(903,614)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(63,318)	(691,939)	(628,621)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)	(746)	(88,438)	(87,692)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)	—	(361,989)	(361,989)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(4,120)	(45,627)	(41,507)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	(161,521)	(161,521)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(252,953)	(252,953)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(46)	$185,411	$185,457
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	174,712	174,729
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(155)	352,013	352,168
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	158,301	158,301
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(61)	562,999	563,060
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(12)	7,533	7,545
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	20,099	20,103
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(323)	(215,773)	(215,450)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	30	(84,037)	(84,067)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(51)	45,861	45,912
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(126)	282,503	282,629
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(51)	74,259	74,310
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(104)	293,601	293,705
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	421	378,641	378,220

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$—	$571,364	$571,364
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(359)	348,220	348,579
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(85)	114,008	114,093
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	147,652	147,652
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(915)	886,062	886,977
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,268	3,268
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(172,019)	(172,019)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	(2,393,415)	(2,393,415)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	15	(25,125)	(25,140)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	15	(22,203)	(22,218)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	12	(5,336)	(5,348)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	(28,393)	(28,393)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	(7,423)	(7,423)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(6,071,955)	(6,071,955)
EUR	229,995	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(7,639,335)	(7,639,335)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(11,868)	(3,005,764)	(2,993,896)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	132	(123,200)	(123,332)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	124	(43,709)	(43,833)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	$403	$(59,787)	$(60,190)
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(10,455)	(74,107)	(63,652)
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	9,368	(104,907)	(114,275)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	156	(208,084)	(208,240)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,419	(164,644)	(166,063)
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	(53,341)	(53,341)
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	(84,474)	(84,474)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(78,477)	(185,681)	(107,204)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(51,394)	(553,316)	(501,922)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	(66,941)	(66,941)
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(318,685)	(928,993)	(610,308)
EUR	11,478	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(616,725)	(616,725)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)	(3,023)	(25,388)	(22,365)
EUR	23,435	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	1,018,689	1,018,689
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	1,357,549	1,357,549
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(1,492,829)	(1,492,829)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	3,133,125	3,133,125
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(3,464,680)	(3,464,680)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(1,719,519)	(1,719,519)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	850,135	850,135
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(1,011,450)	(1,011,450)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	$(160,835)	$(197,649)	$(36,814)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(123,038)	(156,520)	(33,482)
EUR	24,475	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)	—	(5,951,412)	(5,951,412)
EUR	2,500	11/08/46	0.275%(A)	1 Day EuroSTR(2)(A)	—	(628,875)	(628,875)
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	607,772	(211,475)	(819,247)
EUR	11,820	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(355,958)	(355,958)
GBP	75,995	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	4,109,692	4,811,198	701,506
GBP	11,110	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	1,143,915	834,659	(309,256)
GBP	18,500	05/08/42	1.250%(A)	1 Day SONIA(2)(A)	106,854	(2,899,889)	(3,006,743)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	2,482,628	(2,457,732)	(4,940,360)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	691,135	(665,080)	(1,356,215)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(33)	(1,555,160)	(1,555,127)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)	(240,798)	(370,043)	(129,245)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)	—	(465,096)	(465,096)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(454)	(852,110)	(851,656)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	(11,029)	15,092	26,121
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)	736	(18,749)	(19,485)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)	18	(260,933)	(260,951)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)	38	(193,229)	(193,267)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)	3,749	(125,937)	(129,686)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)	55	(108,415)	(108,470)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	$71	$(176,543)	$(176,614)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)	(4,014)	73,718	77,732
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)	(1,748)	(203,978)	(202,230)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)	(925)	27,813	28,738
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)	(2,576)	46,691	49,267
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)	(2,213)	45,023	47,236
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)	(4,098)	92,047	96,145
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)	(10,468)	300,879	311,347
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)	(210)	(42,432)	(42,222)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)	(889)	1,481	2,370
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)	(497)	5,582	6,079
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)	(229)	(25,820)	(25,591)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)	48	(144,871)	(144,919)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)	(1,319)	(17,789)	(16,470)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)	(543)	(9,771)	(9,228)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)	(705)	(768)	(63)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)	(999)	(77)	922
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)	(1,068)	(15,559)	(14,491)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)	(1,298)	19,261	20,559
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)	(1,035)	16,199	17,234
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)	(28)	(305,050)	(305,022)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)	$(3)	$(208,808)	$(208,805)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)	—	8,643	8,643
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)	(544)	4,831	5,375
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)	—	235,773	235,773
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	(23,915)	110,125	134,040
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)	(8,220)	6,351	14,571
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)	(6,145)	2,761	8,906
JPY	1,815,000	04/18/38	0.675%(S)	1 Day TONAR(2)(S)	(13,792)	43,340	57,132
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)	(13,189)	115,031	128,220
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(1,318)	(261,113)	(259,795)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	(572)	(101,955)	(101,383)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)	(876)	(6,454)	(5,578)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)	(6,539)	(1,890,683)	(1,884,144)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)	(4,852)	(545,258)	(540,406)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)	(727)	(65,809)	(65,082)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)	(360)	(50)	310
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(1,498)	(62,795)	(61,297)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)	(163)	(771,011)	(770,848)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)	(3,718)	(634,941)	(631,223)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)	(12,792)	(1,288,021)	(1,275,229)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)	(15,210)	(1,243,835)	(1,228,625)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)	$(13,141)	$(1,556,394)	$(1,543,253)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(16)	(952,114)	(952,098)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	510,641	(760,166)	(1,270,807)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	(250,913)	(250,922)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	17	(915,242)	(915,259)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	(241,834)	(241,836)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(40)	(1,047,568)	(1,047,528)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	—	(469,437)	(469,437)
KRW	21,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(1,601,382)	(1,601,382)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	(181,698)	(181,698)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	(367,043)	(367,043)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	(133,057)	(133,057)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)	—	(535,294)	(535,294)
SGD	17,215	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	108,421	(1,642,897)	(1,751,318)
THB	120,000	08/23/23	1.920%(Q)	1 Day THOR(2)(Q)	—	16,220	16,220
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)	—	(9,231)	(9,231)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)	—	(449,754)	(449,754)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)	(1,033)	17,415	18,448
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)	—	(196,793)	(196,793)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)	—	(527,284)	(527,284)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(274,057)	(274,057)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
219,110	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	$—	$2,208,921	$2,208,921
48,592	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	3,051,646	3,051,646
4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	21,403	21,403
				$10,252,194	$(51,572,145)	$(61,824,339)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$42,170	$3	$42,167	Citibank, N.A.
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,703	—	5,703	Standard Chartered Bank
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	50,533	—	50,533	Standard Chartered Bank
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	16,316	—	16,316	Citibank, N.A.
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	18,522	—	18,522	Credit Suisse International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	32,392	—	32,392	HSBC Bank PLC
KRW	655,000	10/07/22	1.765%(Q)	3 Month KWCDC(2)(Q)	(373)	—	(373)	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	(15,116)	(44)	(15,072)	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)	(8,255)	—	(8,255)	Citibank, N.A.
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)	(66,917)	(7)	(66,910)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)	(75,113)	—	(75,113)	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)	(83,278)	—	(83,278)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)	(30,204)	—	(30,204)	JPMorgan Chase Bank, N.A.

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	$22,032	$—	$22,032	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	6,759	—	6,759	Citibank, N.A.
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(147,161)	(319)	(146,842)	Morgan Stanley & Co. International PLC
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(313,166)	(639)	(312,527)	HSBC Bank PLC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	(1,723)	(6)	(1,717)	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	(53,656)	18	(53,674)	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(133,831)	9	(133,840)	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month THBFIX(2)(S)	15,173	—	15,173	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(157,433)	15	(157,448)	HSBC Bank PLC
	3,000	01/26/32	—(3)	—(3)	11,786	—	11,786	Citibank, N.A.
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(276,869)	—	(276,869)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(494,617)	—	(494,617)	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	322,125	—	322,125	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	573,707	—	573,707	Citibank, N.A.
					$(740,494)	$(970)	$(739,524)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Week MUNIPSA quarterly and receives the floating rate of 1 Day SOFR quarterly.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).